Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000027570
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,123	$ 14,006	$ 14,140	$ 14,804	$ 13,022	$ 11,873	$ 10,966	$ 11,373	$ 10,107	$ 9,773	$ 10,000
C000027567
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 15,046	13,102	13,261	13,928	12,276	11,223	10,392	10,804	9,628	9,329	9,574
C000027569
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,579	12,795	13,042	13,797	12,256	11,289	10,535	11,031	9,907	9,673	10,000
C000027573
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,235	14,103	14,237	14,902	13,098	11,938	11,026	11,427	10,149	9,788	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 18,370	15,554	14,321	16,472	14,812	13,142	11,693	11,803	10,127	9,803	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 18,370	15,554	14,321	16,472	14,812	13,142	11,693	11,803	10,127	9,803	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 18,370	15,554	14,321	16,472	14,812	13,142	11,693	11,803	10,127	9,803	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value	$ 18,370	15,554	14,321	16,472	14,812	13,142	11,693	11,803	10,127	9,803	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	$ 9,845	$ 9,648	$ 11,598	$ 11,993	$ 11,066	$ 10,212	$ 10,508	$ 9,864	$ 9,567	$ 10,000